CONTINGENT LIABILITY	9 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
CONTINGENT LIABILITY

16.	CONTINGENT LIABILITY

On or about November 7, 2025, a subsidiary of the Company (VTU) was served with a copy of a summons and complaint for a Wyoming civil action for, inter alia, breach of contract and unjust enrichment from a Florida resident (Philip Plough) based upon a ~$35,000 loan (paid in cryptocurrency) made to an unrelated third party entity (XYZ Global Technologies, Inc.), and entity which Mr. Mapes and Mr. Rene, Officers and Directors of the Company were associated with. Along with XYZ, VTU and the Company, Mr. Mapes and Mr. Rene were also named in the Complaint as individuals along with a law firm (Gresham International America LLC) that specializes in fintech compliance services. The Complaint seeks $1,856,000 in compensatory damages, as well as punitive / exemplary damages and injunctive relief. On or about January 8, 2026, counsel for Plaintiff served a group of applications for “default judgment” against several defendants — including some that appear to have never been properly served or that have filed challenges to the court’s jurisdiction. The Company was also included, even though it too never accepted service of process or consented to personal jurisdiction.

However, because VTU is a Wyoming corporation, it did not challenge proper service or jurisdiction, and an Answer was filed on its behalf in late December 2025. VTU denied the allegations made against it, highlighting that the loan document in question (i.e. a promissory note) makes no mention of VTU or the Company, and that to the best of its knowledge neither one ever had any involvement with or received any funds from the 2018 loan to XYZ. XYZ has never done any business with VTU or the Company, and neither the Company nor VTU have any stock or other ownership interest in or day-to-day involvement with XYZ. Likewise, XYZ owns no stock in and has no day-to-day involvement with the Company or VTU. The case is otherwise still in its early stages. No hearings have been held and no discovery has been taken by either side.